Consolidated Statements Of Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 29,156,100,000,000	$ 20,183,518	₩ 30,491,385,000,000	₩ 29,142,024,000,000
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	27,682,743,000,000	19,163,576	29,001,556,000,000	27,705,759,000,000
Interest income from financial instruments at fair value through profit or loss	1,436,152,000,000	994,186	1,458,512,000,000	1,415,366,000,000
Insurance finance interest income	37,205,000,000	25,756	31,317,000,000	20,899,000,000
Interest expense	(16,083,007,000,000)	(11,133,575)	(17,664,671,000,000)	(16,961,164,000,000)
Interest expense	(14,578,519,000,000)	(10,092,083)	(16,186,914,000,000)	(15,426,706,000,000)
Insurance finance interest expense	(1,504,488,000,000)	(1,041,492)	(1,477,757,000,000)	(1,534,458,000,000)
Net interest income	13,073,093,000,000	9,049,943	12,826,714,000,000	12,180,860,000,000
Fee and commission income	5,773,521,000,000	3,996,761	5,481,843,000,000	5,368,074,000,000
Fee and commission expense	(1,675,234,000,000)	(1,159,692)	(1,632,216,000,000)	(1,694,550,000,000)
Net fee and commission income	4,098,287,000,000	2,837,069	3,849,627,000,000	3,673,524,000,000
Insurance income	12,376,546,000,000	8,567,752	11,456,191,000,000	11,005,471,000,000
Insurance income	11,651,881,000,000	8,066,098	11,017,155,000,000	10,322,356,000,000
Reinsurance income	724,665,000,000	501,654	439,036,000,000	683,115,000,000
Insurance expense	(11,073,173,000,000)	(7,665,483)	(9,806,430,000,000)	(9,558,619,000,000)
Insurance service expense	(10,213,199,000,000)	(7,070,160)	(8,884,168,000,000)	(8,720,568,000,000)
Reinsurance expense	(859,974,000,000)	(595,323)	(922,262,000,000)	(838,051,000,000)
Net insurance income	1,303,373,000,000	902,269	1,649,761,000,000	1,446,852,000,000
Net gains (losses) on financial instruments at fair value through profit or loss	3,380,205,000,000	2,339,971	1,012,081,000,000	2,163,065,000,000
Other insurance finance income (expenses)	(1,026,721,000,000)	(710,757)	(437,001,000,000)	(572,476,000,000)
Net other operating expenses	(2,883,075,000,000)	(1,995,829)	(1,873,011,000,000)	(2,712,989,000,000)
General and administrative expenses	(7,064,573,000,000)	(4,890,501)	(6,938,624,000,000)	(6,647,406,000,000)
Operating income before provision for credit losses	10,880,589,000,000	7,532,165	10,089,547,000,000	9,531,430,000,000
Provision for credit losses	(2,362,878,000,000)	(1,635,719)	(2,044,286,000,000)	(3,146,409,000,000)
Net operating income	8,517,711,000,000	5,896,446	8,045,261,000,000	6,385,021,000,000
Share of profit (loss) of associates and joint ventures	26,852,000,000	18,589	(16,884,000,000)	33,110,000,000
Net other non-operating income (expenses)	(361,417,000,000)	(250,194)	(1,043,130,000,000)	(297,980,000,000)
Net non-operating income (expenses)	(334,565,000,000)	(231,605)	(1,060,014,000,000)	(264,870,000,000)
Profit before income tax expense	8,183,146,000,000	5,664,841	6,985,247,000,000	6,120,151,000,000
Income tax expense	(2,342,431,000,000)	(1,621,564)	(1,956,641,000,000)	(1,593,817,000,000)
Profit for the year	5,840,715,000,000	4,043,277	5,028,606,000,000	4,526,334,000,000
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	28,017,000,000	19,395	(85,375,000,000)	(72,170,000,000)
Share of other comprehensive income (loss) of associates and joint ventures	0	0	0	(2,000,000)
Gains (losses) on equity securities at fair value through other comprehensive income	124,513,000,000	86,195	(254,864,000,000)	69,605,000,000
Fair value changes on financial liabilities designated at fair value through profit or loss due to own credit risk	(3,222,000,000)	(2,230)	(5,514,000,000)	(52,863,000,000)
Items that will not be reclassified to profit or loss (Sub Total)	149,308,000,000	103,360	(345,753,000,000)	(55,430,000,000)
Items that may be reclassified subsequently to profit or loss
Currency translation differences	(28,814,000,000)	(19,946)	582,872,000,000	317,000,000
Gains (losses) on debt securities at fair value through other comprehensive income	(1,992,733,000,000)	(1,379,484)	1,468,299,000,000	3,304,471,000,000
Shares of other comprehensive income (loss) of associates and joint ventures	2,018,000,000	1,397	165,000,000	26,000,000
Gains (losses) on cash flow hedging instruments	(289,508,000,000)	(200,415)	34,741,000,000	53,923,000,000
Gains (losses) on hedging instruments of net investments in foreign operations	39,631,000,000	27,435	(186,708,000,000)	(14,659,000,000)
Insurance finance incomes(expenses)	1,159,681,000,000	802,797	(3,176,328,000,000)	(2,117,504,000,000)
Items that may be reclassified subsequently to profit or loss(Sub Total)	(1,109,725,000,000)	(768,216)	(1,276,959,000,000)	1,226,574,000,000
Other comprehensive income for the year, net of tax	(960,417,000,000)	(664,856)	(1,622,712,000,000)	1,171,144,000,000
Total comprehensive income for the year	4,880,298,000,000	3,378,421	3,405,894,000,000	5,697,478,000,000
Profit attributable to:
Shareholders of the parent company	5,833,161,872,989	4,038,048	5,078,220,543,511	4,594,834,837,385
Non-controlling interests	7,553,000,000	5,229	(49,615,000,000)	(68,501,000,000)
Profit for the year	5,840,715,000,000	4,043,277	5,028,606,000,000	4,526,334,000,000
Total comprehensive income for the year attributable to:
Shareholders of the parent company	4,878,528,000,000	3,377,195	3,419,852,000,000	5,772,352,000,000
Non-controlling interests	1,770,000,000	1,226	(13,958,000,000)	(74,874,000,000)
Total comprehensive income for the year	₩ 4,880,298,000,000	$ 3,378,421	₩ 3,405,894,000,000	₩ 5,697,478,000,000
Earnings Per Share
Basic earnings per share | (per share)	₩ 15,410	$ 10.67	₩ 12,880	₩ 11,483
Diluted earnings per share | (per share)	₩ 15,261	$ 10.56	₩ 12,726	₩ 11,218